Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Schedule of operating lease commitment

	Office Rental
	RMB	US$

Year ending June 30,
-2022	95,043	14,712
-2023	33,039	5,114
-2024	12,051	1,865
-2025	790	122
-2026	—	—
thereafter	—	—
Total	140,923	21,813